Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 0.3	$ 0.5